CONVERTIBLE NOTE PAYABLE (Tables)	6 Months Ended
Jun. 30, 2014
CONVERTIBLE NOTE PAYABLE [Abstract]
Schedule of Convertible Debt

Carrying Value at April 4, 2014	$543,479
Less: repayment of principle	-
Less: discount related to fair value of the embedded conversion feature	(452,702)
Less: discount related to 8% original issue discount and financing cost	(63,482)
Add: Amortization of discount	51,292
Carrying value at June 30, 2014	$78,587